Goodwill	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Goodwill
15.	Goodwill

	As at March 31,
	2022		2022		2021

	(In millions)
Balance as on April 1,2020	US$	106.0	Rs.	8,037.2	Rs.	7,770.6
Currency translation		0.5		34.5		266.6

Balance as on March 31,2021	US$	106.5	Rs.	8,071.7	Rs.	8,037.2

The carrying amount of goodwill has been allocated to CGU as follows:

	As at March 31,
	2022		2022		2021

	(In millions)
Passenger vehicles - automotive and related activity segment (Tata and other brand vehicles)	US$	13.1	Rs.	990.9	Rs.	990.9
Software consultancy and service		93.4		7,080.8		7,046.3

Total	US$	106.5	Rs.	8,071.7	Rs.	8,037.2

The recoverable amount of the goodwill allocated to software consultancy and service cash generating unit has been determined based on value in use. Value in use has been determined based on future cash flows, after considering current economic conditions and trends, estimated future operating results, rates and anticipated future economic conditions. As at March 31, 2022, the estimated cash flows for a period of 5 years were developed using internal forecasts, and a pre-tax discount rate of 14.61%.The cash flows beyond 5 years have been extrapolated assuming 2% growth rates. The management believes that any reasonably possible change in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash generating unit.